Legal proceedings and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Legal Proceedings And Contingencies
Schedule of legal proceedings and contingencies

	Labor	Civil	Taxes	Total

Balances as of January 1, 2023	22,484	24,664	148,706	195,854
Business combination	64	88	-	152
Additions	3,424	5,875	9,037	18,336
Payments	(800)	(1,051)	(14,930)	(16,781)
Reversals (i)	(2,451)	(8,276)	(82,473)	(93,200)
Balances as of December 31, 2023	22,721	21,300	60,340	104,361
Business combination	721	481	6,044	7,246
Additions	22,744	10,006	26,119	58,869
Payments	(1,638)	(2,977)	(22)	(4,637)
Reversals (i)	(13,093)	(3,670)	(35,555)	(52,318)
Balances as of December 31, 2024	31,455	25,140	56,926	113,521
Additions	20,014	9,568	6,799	36,381
Payments	(3,354)	(3,519)	-	(6,873)
Reversals (i)	(4,386)	(3,145)	(7,278)	(14,809)
Balances as of December 31, 2025	43,729	28,044	56,447	128,220

(i)	Includes the reversals of provision for legal proceedings with corresponding indemnification asset.

Schedule of social security proceedings assessed by management

	2025	2024

Labor	36,818	38,097
Civil	59,145	50,667
Taxes	30,530	17,498
	126,493	106,262